Account Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities
Lease liabilities	$ 1,304.8	$ 1,075.2
Payables related to cost of sales	1,209.8	965.2
Salaries and employee benefit liabilities	867.2	757.8
Deferred gift card, hospitality and other revenue	442.0	460.7
Income taxes payable	432.3	306.9
Put options held by non-controlling interests	201.7	250.1
Accrued taxes	133.0	115.7
Pension and post retirement liabilities	109.3	157.1
Administrative and other	1,378.2	1,398.5
Accounts payable and accrued liabilities	6,078.3	5,487.2
Current	3,945.6	3,557.4
Non-current	2,132.7	1,929.8
Insurance and reinsurance companies
Accounts Payable and Accrued Liabilities
Lease liabilities	348.2	349.0
Salaries and employee benefit liabilities	709.8	642.3
Deferred gift card, hospitality and other revenue	24.5	34.8
Income taxes payable	376.0	284.8
Put options held by non-controlling interests	176.6	180.7
Accrued taxes	92.4	82.5
Pension and post retirement liabilities	96.1	145.1
Administrative and other	1,084.9	1,142.4
Accounts payable and accrued liabilities	2,908.5	2,861.6
Current	1,950.5	1,818.3
Non-current	958.0	1,043.3
Global minimum taxes payable	93.7	0.0
Non-insurance companies
Accounts Payable and Accrued Liabilities
Lease liabilities	956.6	726.2
Payables related to cost of sales	1,209.8	965.2
Salaries and employee benefit liabilities	157.4	115.5
Deferred gift card, hospitality and other revenue	417.5	425.9
Income taxes payable	56.3	22.1
Put options held by non-controlling interests	25.1	69.4
Accrued taxes	40.6	33.2
Pension and post retirement liabilities	13.2	12.0
Administrative and other	293.3	256.1
Accounts payable and accrued liabilities	3,169.8	2,625.6
Current	1,995.1	1,739.1
Non-current	$ 1,174.7	$ 886.5